Operating expenses - Bonus awards (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Total Bonus awards	£ 370,000,000	£ 301,000,000	£ 206,000,000
Bonus awards as a % of operating profit before tax	7.00%	7.00%
Proportion of bonus awards that are deferred	89.00%	87.00%
Bonus awards
Operating expenses
Total Bonus awards	£ 370,000,000	£ 301,000,000
Change %	23.00%
Non-deferred cash awards
Operating expenses
Total Bonus awards	£ 40,000,000	38,000,000
Change %	5.00%
Total deferred bonus awards
Operating expenses
Total Bonus awards	£ 330,000,000	263,000,000
Change %	25.00%
Deferred cash awards
Operating expenses
Total Bonus awards	£ 270,000,000	£ 214,000,000
Change %	26.00%
Proportion of bonus awards that are deferred	82.00%	81.00%
Deferred share awards
Operating expenses
Total Bonus awards	£ 60,000,000	£ 49,000,000
Change %	22.00%
Proportion of bonus awards that are deferred	18.00%	19.00%
Maximum
Operating expenses
Cash awards	£ 2,000